RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Notes Payable – Related Party

On September 14, 2021, the Company entered into a note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the SSP (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension was added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. Per an extension to the Fourth Amendment to the PSA, the Company made the final payment of $1,032,512 upon the consummation of the IPO. As of April 30, 2023 and October 31, 2022, the balance of the note payable was $0 and $1,025,497 (net of imputed interest of $7,015), respectively, with aggregate payments made of $1,032,512 and $2,920,000, respectively, and interest expense recognized of $0 and $7,015 for the three and six months ended April 30, 2023, respectively, and $15,215 and $80,136 during the three months and six months ended April 30, 2022, respectively (see Note 8).

Restricted Stock Units (“RSUs”) issued to Directors

On July 11, 2022, the Company issued 60,000 shares of its $0.0001 par common stock to each of its five outside Directors with a fair value of $0.29 per share for an aggregate grant date value of $88,200. The fair value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. The shares, or RSUs, vest in full upon the six-month anniversary of the IPO, subject to the directors’ continued service on the vesting date; upon issuance, the shares will be fully paid and non-assessable. Upon consummation of the IPO, the vesting period for these shares began and for the three and six months ended April 30, 2023, the Company recognized stock-based compensation in the amount of $5,799 and $5,799, respectively, within general and administrative expenses on the income statement, with unrecognized expense of $82,401.

Restricted Shares issued to Executives

In February 2022, the Company entered into employee agreements with Mr. Frank Ingriselli (Chief Executive Officer or “CEO”) and Mr. Greg Overholtzer (Chief Financial Officer or “CFO”) which, among other things, provided for the grant of restricted shares in the amounts of 1,000,000 and 100,000, respectively, pursuant to the 2022 Equity Incentive Plan (“the Plan”). Per the terms of the employee agreements, subject to continued employment, the restricted shares vest over a two-year period, under which 25% will vest upon the earlier of three months after the IPO or six months after the grant date. After this date, the remainder vest in equal tranches every six months until fully vested. As the Plan was not adopted until October 17, 2022 (see Note 7), these shares will be recorded as of that date at a fair value of $0.294 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability (see Note 9). As of October 31, 2022, the Company recorded 1,100,000 restricted shares at a fair value of $323,400, and for the three and six months ended April 30, 2023, the Company recognized stock-based compensation of $39,428 and $80,185, respectively, within general and administrative expenses on the income statement, with unrecognized expense of $237,012.

NOTE 5 – RELATED PARTY TRANSACTIONS

Related Party Note Payable

On September 14, 2021, the Company entered into a related party note payable with Trio LLC as part of the agreement for the purchase of an 82.75% working interest in the SSP (see Note 1). Per the Third Amendment signed on May 27, 2022, a portion of a previous payment made to Trio LLC was used to fund a lease extension payment to a third-party; as the payment previously made was to be used for other expenditures, the amount used to fund the lease extension will be added to the remaining amount due to Trio LLC, increasing it from $780,000 to $1,032,512. The Company will make the final payment of $1,032,512 at the earlier of i) the IPO or ii) April 1, 2023 (see Note 10 – Fourth Amendment to the PSA). As of October 31, 2022 and 2021, the balance of the related party note payable was $1,025,497 (net of imputed interest of $7,015) and $3,661,885 (net of imputed interest of $38,115), with aggregate payments made of $2,920,000 and $0 and interest expense recognized of $120,337 and $38,115 during the years ended October 31, 2022 and 2021, respectively (see Note 8).

Restricted Stock Units (“RSUs”) issued to Directors

On July 11, 2022, the Company issued 60,000 shares of its $0.0001 par common stock to each of its five outside Directors for a total aggregate amount of 300,000 shares. The shares, or RSUs, vest in full upon the six-month anniversary of the IPO, subject to the directors’ continued service on the vesting date; upon issuance, the shares will be fully paid and non-assessable.

As of October 31, 2022, as the IPO has not been finalized, no shares have vested and no stock-based compensation has been recognized.

Restricted Shares issued to Executives

In February 2022, the Company entered into employee agreements with Mr. Frank Ingriselli (Chief Executive Officer or “CEO”) and Mr. Greg Overholtzer (Chief Financial Officer or “CFO”) which, among other things, provided for the grant of restricted shares in the amounts of 1,000,000 and 100,000, respectively, pursuant to the 2022 Equity Incentive Plan (“the Plan”). Per the terms of the employee agreements, subject to continued employment, the restricted shares vest over a two-year period, under which 25% will vest upon the earlier of three months after the IPO or six months after the grant date. After this date, the remainder vest in equal tranches every six months until fully vested. As the Plan was not adopted until October 17, 2022 (see Note 6), these shares will be recorded as of that date at a fair value of $0.294 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability (see Note 9). As of October 31, 2022, the Company recorded 1,100,000 restricted shares at a fair value of $323,400 and stock-based compensation expense of $6,202, with unrecognized expense of $317,198.